Cover	Apr. 04, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 04, 2022
Entity Registrant Name	INHIBRX, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39452
Entity Tax Identification Number	82-4257312
Entity Address, Address Line One	11025 N. Torrey Pines Road
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	858
Local Phone Number	795-4220
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	INBX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001739614